Other Income (Loss), Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Income (Loss), Net
Gains on marketable securities, realized portion	$ 234,338	$ 734,904
Gains (loss) on marketable securities, unrealized portion		804,621	(8,598,962)
Foreign exchange loss	(862,383)	(379,530)	(1,051,883)
Loss from disposal of subsidiaries			(1,054,348)
Amortized discounts related to liability for exclusive rights with Baidu	(935,177)	(1,882,804)	(891,441)
Others	512,007	(10,061)	1,139,423
Total other loss	$ (1,051,215)	$ (732,870)	$ (10,457,211)